AST Bond Portfolio 2032 Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AST Bond Portfolio 2032 | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	8.73%	(0.63%)	5.16%	(20.17%)